Debt - Narrative (Details) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 07, 2025	May 15, 2025	Apr. 21, 2025	Dec. 12, 2024	Oct. 19, 2023	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Feb. 28, 2026	Nov. 18, 2025	Oct. 31, 2025
Debt
Term loan debt							$ 7,950,000		$ 13,120,000		$ 13,120,000		$ 7,950,000	$ 5,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]								us-gaap:SecuredOvernightFinancingRateSofrMember
Derivative, basis spread on variable rate								4.25%
Paid in-kind interest expense									260,000		452,000
Payment of long-term debt											500,000	$ 500,000	5,000,000
Legal and other fees				$ 920,000
Interest Expense									470,000	$ 133,000	1,400,000	$ 418,000	618,000	$ 113,000
Loss on early extinguishment of debt											1,850,000		287,000
Increase to additional paid in capital to early extinguishment of debt securities issued			$ 70,000.00
Warrants issued in connection with refinancing of term loan debt													$ 481,000
IDB
Debt
Exit fee				100,000
Swap contract with IDB | IDB
Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:SecuredOvernightFinancingRateSofrMember
Derivative, basis spread on variable rate					4.25%
Derivative, fixed interest rate					9.46%
New Loan Agreement
Debt
Term loan debt			13,620,000	10,000,000	$ 5,000,000
Quarterly installment amount					$ 250,000
Xcel Term Loan
Debt
Effective interest rate (as percentage)							11.90%						11.90%	11.60%
Interest Expense													$ 600,000	$ 100,000
New term loan debt
Debt
Effective interest rate (as percentage)										11.60%		11.60%
Unamortized deferred finance costs			1,260,000
Interest Expense									$ 390,000	$ 140,000	$ 1,320,000	$ 420,000
Effective interest rate (as percentage)									13.40%		15.60%
Loss on early extinguishment of debt									$ 0		$ 1,850,000
Term Loan A
Debt
Quarterly installment payment			$ 250,000
Term Loan A | Subsequent Event
Debt
Term loan debt															$ 500,000		$ 3,250,000
Payment of long-term debt	$ 250,000
Prepayment obligation																$ 3,250,000	3,250,000	$ 250,000
Exit fee																	$ 450,000
Term Loan B
Debt
Exit fee				$ 375,000
FEAC
Debt
Quarterly installment amount													$ 250,000
Stated interest rate (as percentage)			2.00%	2.00%
Unamortized deferred finance costs				$ 200,000
Loss on early extinguishment of debt				300,000
Net proceeds from the sale of shares				10,000,000
Warrants issued in connection with refinancing of term loan debt			$ 580,000	480,000
Amortization of note discount			1,110,000	1,400,000							$ 1,400,000
FEAC | New term loan debt
Debt
Repayment of loan to be made			1,500,000
Deferred issuance cost			530,000	920,000
FEAC | Term Loan A
Debt
Term loan debt			$ 4,500,000	$ 3,950,000
Derivative, basis spread on variable rate			8.50%	8.50%
Payment of long-term debt		$ 500,000
Exit fee				$ 175,000
FEAC | Term Loan B
Debt
Term loan debt			$ 9,120,000	$ 4,000,000
Derivative, basis spread on variable rate			6.50%	13.50%
Amount of additional borrowings			$ 5,120,000
FEAC | Delayed Draw Term Loan
Debt
Term loan debt						$ 2,050,000.00
Derivative, basis spread on variable rate				8.50%
Proceeds from Issuance of Debt						$ 1,500,000
Restore
Debt
Termination fee expense							$ 250,000
Warrants granted to Restore and the amendment							70,000.00
Restore | Term Loan B
Debt
Exit fee				$ 400,000
Exit fee expense							$ 270,000
UTG | Term Loan B | April 2025 Debt Refinancing
Debt
Term loan debt			$ 9,120,000
Participation interest			100.00%